Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Income Statement [Abstract]
Operating revenues		$ 1,510	$ 1,451	$ 4,072	$ 3,869
Operating expenses:
Operation and maintenance	[1]	531	523	1,505	1,471
Depreciation and amortization		245	226	722	663
General taxes		94	87	272	260
Other		(1)	1	(1)	1
Total operating expenses, net		869	837	2,498	2,395
Operating income		641	614	1,574	1,474
Other income (expense):
Interest expense		(167)	(158)	(497)	(453)
Interest income		3	23	18	67
Non-operating benefit costs, net		5	4	15	12
Other, net		17	11	53	40
Total other income (expense)		(142)	(120)	(411)	(334)
Income before income taxes		499	494	1,163	1,140
Provision for income taxes		112	115	265	267
Net income attributable to common shareholders		$ 387	$ 379	$ 898	$ 873
Basic earnings per share:
Net income attributable to common shareholders (in dollars per share)	[2]	$ 1.94	$ 1.94	$ 4.56	$ 4.47
Diluted earnings per share:
Net income attributable to common shareholders (in dollars per share)	[2]	$ 1.94	$ 1.94	$ 4.56	$ 4.47
Weighted average common shares outstanding:
Basic (in shares)		199	195	197	195
Diluted (in shares)		199	195	197	195

[1]	Significant segment expense.
[2]	Amounts may not calculate due to rounding.